Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash Flows from Operating Activities
Net income	[1]	€ 2,591.6		€ 2,066.7	[2],[3],[4]	€ 1,557.8	[2],[3],[4]
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	[5]	422.7		417.5	[4]	356.9	[4]
Impairment		15.4		9.0	[4]	3.5	[4]
Loss on disposal of property, plant and equipment	[6]	3.6		2.8	[4]	5.2	[4]
Share-based payments		46.3		53.1	[4]	47.7	[4]
Allowance for doubtful receivables		11.2		7.8	[4]	3.2	[4]
Allowance for obsolete inventory		218.2		120.1	[4]	73.0	[4]
Deferred Income Taxes		(238.5)		(8.4)	[4]	13.4	[4]
Proceeds from Equity Method Investment, Distribution		61.6		36.4	[4]	0.0	[4]
Changes in assets and liabilities:
Accounts receivable		201.2		(1,136.4)	[4]	213.4	[4]
Finance receivables		(664.9)		237.0	[4]	(62.9)	[4]
Inventories	[6]	(515.7)		(284.1)	[4]	5.4	[4]
Other assets		(404.0)		(169.4)	[4]	(122.1)	[4]
Accrued and other liabilities		237.7		90.9	[4]	(27.0)	[4]
Accounts payable		97.9		266.6	[4]	50.9	[4]
Current tax assets and liabilities		13.1		(151.8)	[4]	93.4	[4]
Contract assets and liabilities		975.3		260.5	[4]	(546.0)	[4]
Net cash provided by operating activities		3,072.7		1,818.3	[4]	1,665.9	[4]
Cash Flows from Investing Activities
Purchase of property, plant and equipment	[7]	(574.0)	[8],[9]	(338.9)	[4]	(316.3)	[4]
Purchase of intangible assets		(35.5)		(19.1)	[4]	(8.4)	[4]
Purchase of short-term investments		(918.1)		(1,129.3)	[4]	(2,520.0)	[4]
Maturity of short-term investments		1,034.1		1,250.0	[4]	2,320.0	[4]
Cash from (used for) derivative financial instruments		(2.4)		27.0	[4]	(15.0)	[4]
Loans issued and other investments		(1.0)		(0.6)	[4]	0.0	[4]
Repayment on loans		5.4		1.6	[4]	(7.4)	[4]
Acquisition of equity method investments		0.0		(1,019.7)	[4]	0.0	[4]
Dividend income from Equity Method Investments	[4]	89.2		19.7
Acquisition of subsidiaries (net of cash acquired)		0.0		0.0	[4]	(2,641.3)	[4]
Net cash used in investing activities		(491.5)		(1,229.0)	[4]	(3,188.4)	[4]
Cash Flows from Financing Activities
Dividend paid		(597.1)		(516.7)	[4]	(445.9)	[4]
Purchase of treasury shares		(1,146.2)		(500.0)	[4]	(400.0)	[4]
Net proceeds from issuance of shares		21.8		50.6	[4]	582.7	[4],[10]
Net proceeds from issuance of notes		0.0		0.0	[4]	2,230.6	[4],[9],[11]
Repayment of debt		(2.8)	[9]	(243.0)	[4]	(4.7)	[4]
Tax benefit (deficit) from share-based payments		0.0		0.0	[4]	0.9	[4]
Net cash from (used in) financing activities		(1,724.3)		(1,209.1)	[4]	1,963.6	[4]
Net cash flows		856.9		(619.8)	[4]	441.1	[4]
Effect of changes in exchange rates on cash		5.2		(28.1)	[4]	7.1	[4]
Net increase (decrease) in cash and cash equivalents		862.1		(647.9)	[4]	448.2	[4]
Cash and cash equivalents at beginning of the year	[4]	2,259.0	[12]	2,906.9		2,458.7
Cash and cash equivalents at end of the year		3,121.1		2,259.0	[4],[12]	2,906.9	[4]
Supplemental Disclosures of Cash Flow Information:
Interest paid		(61.0)		(91.4)	[4]	(55.7)	[4]
Income taxes paid		€ (554.4)		€ (475.0)	[4]	€ (115.9)	[4]

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies. The Retained Earnings balance at January 1, 2016 has been increased by EUR 66.1 million to reflect the changes in the new Revenue Recognition Standard.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[4]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[5]	In 2018, depreciation and amortization includes EUR 315.4 million of depreciation of property, plant and equipment (2017: EUR 308.2 million, 2016: EUR 290.8 million), EUR 103.7 million of amortization of intangible assets (2017: EUR 105.5 million, 2016: EUR 63.5 million) and EUR 3.6 million of amortization of underwriting commissions and discount related to the bonds and credit facility (2017: EUR 3.8 million, 2016: EUR 2.6 million).
[6]	In 2018, an amount of EUR 70.8 million (2017: EUR 45.8 million, 2016: EUR 22.8 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. Additionally, in 2018, an amount of EUR 54.7 million of land and buildings was reclassified to other assets. See Note 13 Property, plant and equipment.
[7]	5.In 2018, an amount of EUR 59.8 million (2017: EUR 13.4 million, 2016: EUR 21.6 million) of the additions in property, plant and equipment relates to non-cash transfers from inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. See Note 13 Property, plant and equipment.
[8]	6.In 2018, an amount of EUR 191.6 million (2017: EUR 36.5 million) of the purchase of property, plant and equipment relates to funding provided for tooling to our equity method investment. This funding is not reflected as addition in our movement schedule of property, plant and equipment, see Note 13 Property, plant and equipment, but is presented as part of the other assets. For further details regarding our equity method investments see Note 10 Equity method investments.
[9]	7.In 2018, an amount of EUR 24.5 million of the purchase of property, plant and equipment relates to exercising the purchase option of our headquarters in Veldhoven in June 2018. This cash outflow is not reflected as addition in our movement schedule of property, plant and equipment as it was previously recognized as property, plant and equipment as Koppelenweg I B.V. was a VIE. See Note 13 Property, plant and equipment.
[10]	8.In 2016, net proceeds from issuance of shares include an amount of EUR 536.6 million which is included in the consideration transferred for the acquisition of HMI. See Note 2 Business combinations.
[11]	9.In 2016, net proceeds from issuance of notes relate to the total cash proceeds of EUR 2,230.6 million (net of incurred transaction costs) from the issuance of our EUR 500 million 0.625 percent senior notes due 2022, our EUR 1,000 million 1.375 percent senior notes due 2026 and our EUR 750 million 1.625 percent senior notes due 2026.
[12]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.